Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
5.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2021	2022
Electronic equipment	$147,406	$168,937
Office equipment	194,241	240,788
Leasehold improvement	55,857	63,683
Construction in progress	2,088	-
Less: accumulated depreciation	(191,603)	(253,938)
Property and equipment, net	$207,989	$219,470

Depreciation expense was $68,514, $65,160 and $78,831 for the years ended December 31, 2020, 2021 and 2022, respectively.